Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Details of inventories
Goods for resale	€ 118,876	€ 105,013
Raw materials and supplies	647,399	454,371
Work in progress and semi-finished goods	744,436	592,612
Finished goods	438,649	477,297
Total inventories	1,949,360	1,629,293
Inventory provision
Movement in the inventory provision
Balance at 1 January	35,764	33,069	€ 22,614
Net charge for the year	10,398	8,232	8,878
Cancellations for the year	(558)	(357)	(20)
Translation differences	3,236	(5,180)	1,597
Balance at 31 December	€ 48,840	€ 35,764	€ 33,069